CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 11,394	$ 518
Accounts receivable	277,190	227,743
Inventory	289,350	316,807
Prepaid expenses	2,250	2,250
Total current assets	580,184	547,318
Deposits	18,365	18,365
Total assets	598,549	565,683
Current liabilities:
Accounts payable and accrued liabilities	6,416,752	6,567,136
Bank overdraft	0	129,495
Due to related parties	540,033	577,033
Customer deposits	47,164	4,895
Notes payables, current portion including related parties	898,696	929,269
Total current liabilities	7,902,645	8,207,828
Notes payable, long term	0	0
Total liabilities	7,902,645	8,207,828
Commitments and contingencies	0	0
Stockholders' Deficit
Common stock	29,444	27,988
Additional paid-in capital	16,818,886	16,645,342
Accumulated deficit	(24,152,540)	(24,315,589)
Total stockholders' (deficit)	(7,304,096)	(7,642,145)
Total liabilities and stockholders' deficit	598,549	565,683
Preferred Class A
Stockholders' Deficit
Preferred stock	22	22
Preferred Class C
Stockholders' Deficit
Preferred stock	$ 92	$ 92